Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt
Debt

Note 5. Debt

The Company has the following debt outstanding as of March 31, 2025 and December 31, 2024 (in thousands):

		March 31, 2025	December 31, 2024
Feelux Bonds	Short-term debt, net, related parties	$10,000	$10,000
Car-Tcellkor Loan	Short-term debt, net, related parties	800	800
Ewon Loan	Short-term debt, net, related parties	2,000	2,000
Valetudo Loan	Short-term debt, net, related parties	700	700
Valetudo June 2023 Loans	Short-term debt, net, related parties	500	500
Valetudo July 2023 Loan	Short-term debt, net, related parties	250	250
Valetudo August 2023 Loans	Short-term debt, net, related parties	400	400
Ewon September 2023 Loan	Short-term debt, net, related parties	200	200
Valetudo November 2023 Loan	Short-term debt, net, related parties	200	200
Ewon December 2023 Loan	Short-term debt, net, related parties	1,000	1,000
Valetudo January 2024 Loans	Short-term debt, net, related parties	750	750
Prophase February 2024 Loan	Short-term debt, net, related parties	200	200
Prophase March 2024 Loan	Short-term debt, net, related parties	250	250
Prophase April 2024 Loan	Short-term debt, net, related parties	250	250
Prophase May 2024 Loans	Short-term debt, net, related parties	790	790
Prophase July 2024 Loans	Short-term debt, net, related parties	83	83
Prophase August 2024 Loans	Short-term debt, net, related parties	50	50
Hana August 2024 Loans	Short-term debt, net, related parties	850	850
Amantes November 2024 Loans	Short-term debt, net, related parties	700	700
Amantes January 2025 Loans	Short-term debt, net, related parties	300	—
Prophase February 2025 Loan	Short-term debt, net, related parties	206	—
Prophase March 2025 Loan	Short-term debt, net, related parties	207	—

Short-term debt, related parties		$20,686	$19,973

As of March 31, 2025 and December 31, 2024, the Company’s outstanding debt agreements are all classified as current as all are past due with the exception of the Prophase February 2025 Loan and the Prophase March 2025 Loan, which are due within one year and are classified as current in the accompanying unaudited condensed balance sheets. All of the loans are with related parties (see Note 4).

As the Company’s loans are with related parties, the Company and its related parties have mutually agreed to defer repayment until a time that is mutually agreed upon between the Company and its related parties.

Note 5. Debt

The Company has the following debt outstanding as of December 31, 2024 and 2023 (in thousands):

		December 31,
		2024	2023
Feelux Bonds	Short-term debt, net, related parties	$10,000	$10,000
Car-Tcellkor Loan	Short-term debt, net, related parties	800	800
Ewon Loan	Short-term debt, net, related parties	2,000	2,000
Valetudo Loan	Short-term debt, net, related parties	700	700
Valetudo June 2023 Loans	Short-term debt, net, related parties	500	500
Valetudo July 2023 Loan	Short-term debt, net, related parties	250	250
Valetudo August 2023 Loans	Short-term debt, net, related parties	400	400
Ewon September 2023 Loan	Short-term debt, net, related parties	200	200
Valetudo November 2023 Loan	Short-term debt, net, related parties	200	200
Ewon December 2023 Loan	Short-term debt, net, related parties	1,000	1,000
Valetudo January 2024 Loans	Short-term debt, net, related parties	750	—
Prophase February 2024 Loan	Short-term debt, net, related parties	200	—
Prophase March 2024 Loan	Short-term debt, net, related parties	250	—
Prophase April 2024 Loan	Short-term debt, net, related parties	250	—
Prophase May 2024 Loans	Short-term debt, net, related parties	790	—
Prophase July 2024 Loans	Short-term debt, net, related parties	83	—
Prophase August 2024 Loans	Short-term debt, net, related parties	50	—
Hana August 2024 Loans	Short-term debt, net, related parties	850	—
Amantes November 2024 Loans	Short-term debt, net, related parties	700	—

Short-term debt, related parties		$19,973	$16,050

As of December 31, 2024 and 2023, the Company’s outstanding debt agreements are all classified as current as all are past due with the exception of the Amantes November 2024 Loans, which are due within one year. All of the loans are with related parties (see Note 4).

As the Company’s loans are with related parties, the Company and its related parties have mutually agreed to defer repayment of the past due loans until the completion of the Company’s business combination with Iris.